Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses of financial assets (See Note 11.d)	$ (4,777,708)	$ (7,937,817)	$ (5,141,179)
Investment property (See Note 1.p and 19)	(779,825)
Impairment losses of other assets	(5,364)		(30,785,531)	$ (12,581,947)
Total	(5,562,897)	(7,937,817)	(35,926,710)
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses of financial assets (See Note 11.d)	(100,900)	55,494
Impairment losses of other assets	(5,364)		(30,785,531)
Total	(106,264)	55,494	(30,785,531)
Distribution [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses of financial assets (See Note 11.d)	(4,676,808)	(7,993,311)	(5,141,179)
Total	(4,676,808)	$ (7,993,311)	$ (5,141,179)
Other [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Investment property (See Note 1.p and 19)	(779,825)
Total	$ (779,825)